BASIC AND DILUTED EARNINGS PER SHARE ("EPS")	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
BASIC AND DILUTED EARNINGS PER SHARE ("EPS")

NOTE 13. BASIC AND DILUTED EARNINGS PER SHARE (“EPS”)

Basic earnings per common share is calculated by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect the effect of common stock equivalents, including stock options and unvested shares, calculated using the treasury stock method. Common stock equivalents are excluded from the computation of diluted earnings per common share in periods in which the effect is anti-dilutive.

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(Dollars in thousands, except per share data)
Net income available to common stockholders	$9,166	$4,277	$12,694	$6,775

Weighted average number of common shares - basic	35,892,154	37,011,598	35,892,154	37,011,598
Effect of dilutive securities:
Employee stock based compensation awards	4,053	4,291	4,103	2,981

Weighted average number of common shares - diluted	35,896,207	37,015,889	35,896,257	37,014,579

Basic earnings per share	$0.26	$0.12	$0.35	$0.18

Diluted earnings per share	$0.26	$0.12	$0.35	$0.18

Anti-dilutive warrants, stock options and RSUs	9,424,582	8,679,616	9,386,102	8,689,467

NOTE 17. BASIC AND DILUTED EARNINGS PER SHARE (“EPS”)

Basic earnings (loss) per common share (“EPS”) is calculated by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect the effect of common stock equivalents, including stock options and unvested shares, calculated using the treasury stock method. Common stock equivalents are excluded from the computation of diluted earnings (loss) per common share in periods in which the effect is anti-dilutive. There were an average of 3,365,056 and 3,105,515 stock options and 5,200,083 and 5,452,428 warrants that were anti-dilutive during the years ending December 31, 2013 and 2012, respectively. There was an average of 12,329 2013 RSUs that were anti-dilutive during the year ending December 31, 2013.

The table below presents the computations of basic and diluted EPS:

	2013	2012
Numerator for basic and diluted earnings per share:
Net income (loss)	$17,171	$(4,828)

Net income (loss) available for common shareholders	$17,171	$(4,828)

Denominator:
Denominator for basic earnings per share:
Weighted average shares	36,947,192	37,011,598
Effect of dilutive securities:
Employee stock based compensation awards	1,937	—
Denominator for diluted earnings per share:

Adjusted weighted average shares	36,949,129	37,011,598

Basic earnings (loss) per share	$0.46	$(0.13)
Diluted earnings (loss) per share	$0.46	$(0.13)